SUMMARIZES THE CHANGES TO THE PREVIOUSLY ISSUED FINANCIAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019
Accounts receivable	$ 1,024,831	$ 862,597
Goodwill	10,050,277	8,761,725	$ 8,045,263	$ 8,548,608
Earn-out liability	516,023	2,931,418
Common stock issuable		340,000
Additional paid-in capital	26,451,187	11,559,239
Accumulated deficit	(33,458,145)	(12,359,680)
Commission income	9,710,334	7,297,146
Accumulated Deficit-Closing balance as of December 31, 2019		(8,678,290)
Total assets	27,675,563	18,044,687
Total liabilities	53,741,692	18,107,699
Total stockholder’s equity (deficit)	(26,066,129)	(63,012)	$ 747,309
Total liabilities and stockholder’s equity	27,675,563	18,044,687
Total Revenue	9,710,334	7,297,146
Net Loss	$ (21,098,465)	$ (3,681,389)
EPS	$ (2.09)	$ (0.88)
Previously Reported [Member]
Accounts receivable		$ 236,651
Goodwill		9,265,070
Earn-out liability		2,631,418
Common stock issuable		822,116
Additional paid-in capital		11,377,123
Accumulated deficit		(12,482,281)
Commission income		7,279,530
Accumulated Deficit-Closing balance as of December 31, 2019		(8,783,276)
Total assets		17,922,086
Total liabilities		17,807,699
Total stockholder’s equity (deficit)		114,387
Total liabilities and stockholder’s equity		17,922,086
Total Revenue		7,279,530
Net Loss		$ (3,699,005)
EPS		$ (0.88)
Revision of Prior Period, Adjustment [Member]
Accounts receivable		$ 625,946
Goodwill		(503,345)
Earn-out liability		300,000
Common stock issuable		(482,116)
Additional paid-in capital		182,116
Accumulated deficit		122,601
Commission income		17,616
Accumulated Deficit-Closing balance as of December 31, 2019		104,986
Total assets		122,601
Total liabilities		300,000
Total stockholder’s equity (deficit)		(177,399)
Total liabilities and stockholder’s equity		122,601
Total Revenue		17,616
Net Loss		$ 17,616
EPS		$ 0.00